UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400
         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     November 07, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $137,085 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101       26    22900 SH       SOLE                        0        0    22900
AMERICAN INTL GROUP INC        COM              026874107      204     3727 SH       SOLE                        0        0     3727
ATS MED INC                    COM              002083103        8    16000 SH       SOLE                        0        0    16000
AUTOMATIC DATA PROCESSING INC  COM              053015103     4757   136810 SH       SOLE                        0        0   136810
AUTOZONE INC                   COM              053332102      234     2970 SH       SOLE                        0        0     2970
BEMIS INC                      COM              081437105     5034   101900 SH       SOLE                        0        0   101900
BIOMET INC                     COM              090613100     5080   190753 SH       SOLE                        0        0   190753
BP PLC                         SPONSORED ADR    055622104      270     6760 SH       SOLE                        0        0     6760
BRISTOL MYERS SQUIBB CO        COM              110122108     4215   177087 SH       SOLE                        0        0   177087
CARDINAL HEALTH INC            COM              14149Y108     5456    87720 SH       SOLE                        0        0    87720
CHEVRONTEXACO CORP             COM              166764100      255     3683 SH       SOLE                        0        0     3683
CISCO SYS INC                  COM              17275r102     4203   401045 SH       SOLE                        0        0   401045
COCA COLA CO                   COM              191216100      328     6830 SH       SOLE                        0        0     6830
COMPUTER SCIENCES CORP         COM              205363104     3248   116870 SH       SOLE                        0        0   116870
CONAGRA FOODS INC              COM              205887102    10027   403510 SH       SOLE                        0        0   403510
CVS CORP                       COM              126650100     4273   168550 SH       SOLE                        0        0   168550
Dodge & Cox Stock Fund         EQ MF            256219106     2112    25692 SH       SOLE                        0        0    25692
Dreyfus Appreciation           EQ MF            261970107     2084    70324 SH       SOLE                        0        0    70324
ELECTRONIC DATA SYS NEW        COM              285661104     1720   123024 SH       SOLE                        0        0   123024
EXXON MOBIL CORP               COM              30231g102      949    29741 SH       SOLE                        0        0    29741
FEDERAL SIGNAL CORP            COM              313855108     3905   212015 SH       SOLE                        0        0   212015
FRANKLIN RES INC               COM              354613101     3798   122115 SH       SOLE                        0        0   122115
GENERAL ELEC CO                COM              369604103      272    11020 SH       SOLE                        0        0    11020
Harbor Capital Appreciation    EQ MF            411511504     2011   102530 SH       SOLE                        0        0   102530
Harbor International Fund      EQ MF            411511306      237     9594 SH       SOLE                        0        0     9594
HEWLETT PACKARD CO             COM              428236103     3168   271455 SH       SOLE                        0        0   271455
HOME DEPOT INC                 COM              437076102     4111   157493 SH       SOLE                        0        0   157493
ILLINOIS TOOL WKS INC          COM              452308109     4576    78458 SH       SOLE                        0        0    78458
INTEL CORP                     COM              458140100      253    18250 SH       SOLE                        0        0    18250
INTERNATIONAL BUSINESS MACHS   COM              459200101      421     7203 SH       SOLE                        0        0     7203
JOHNSON & JOHNSON              COM              478160104      214     3960 SH       SOLE                        0        0     3960
MCDONALDS CORP                 COM              580135101     3692   209075 SH       SOLE                        0        0   209075
MEDTRONIC INC                  COM              585055106     6274   148948 SH       SOLE                        0        0   148948
MERCK & CO INC                 COM              589331107     4782   104610 SH       SOLE                        0        0   104610
MICROSOFT CORP                 COM              594918104     4600   105157 SH       SOLE                        0        0   105157
Mutual Beacon                  EQ MF            628380305     2066   184855 SH       SOLE                        0        0   184855
PFIZER INC                     COM              717081103     4341   149593 SH       SOLE                        0        0   149593
Royce Premier                  EQ MF            780905600     2642   289401 SH       SOLE                        0        0   289401
SHERWIN WILLIAMS CO            COM              824348106     4091   172745 SH       SOLE                        0        0   172745
SIGMA ALDRICH CORP             COM              826552101     4740    96205 SH       SOLE                        0        0    96205
STATE STR CORP                 COM              857477103     4232   109526 SH       SOLE                        0        0   109526
SYSCO CORP                     COM              871829107     4835   170300 SH       SOLE                        0        0   170300
Target Corp                    COM              87612E106      481    16307 SH       SOLE                        0        0    16307
VALSPAR CORP                   COM              920355104     2294    61496 SH       SOLE                        0        0    61496
Vanguard Index 500             EQ MF            922908108     3340    44378 SH       SOLE                        0        0    44378
Vanguard International Growth  EQ MF            921910204      236    20639 SH       SOLE                        0        0    20639
WAL MART STORES INC            COM              931142103     4569    92798 SH       SOLE                        0        0    92798
Wasatch Small Cap Growth Fund  EQ MF            936772102     2421   101633 SH       SOLE                        0        0   101633